Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Revenues
Insurance brokerage commissions		$ 478,143	$ 979,236
Securities brokerage commissions and fees		363,565	1,688,618
Market making commissions and fees		57,339	1,020,189
Interest income		451,693	1,423,928
Trading gains		5,125,989	7,818,819
Other income		619,793	380,207
Total revenue		7,096,522	13,310,997
Expenses and others
Commissions and fees		748,500	2,366,802
Compensation and benefits		2,048,134	1,714,336
Occupancy		433,049	391,251
Communication and technology		2,420,246	1,719,924
General and administrative		538,650	601,780
Professional fees		3,445,938	1,233,666
Services fees		1,169,607	1,119,581
Interest		403,035	1,598,478
Depreciation and amortization		1,224,133	874,858
Marketing		2,182,402	1,502,421
Change in fair value of warrant liabilities		8,438	(453,761)
Other operating costs		206,544	985
Total expenses and others		14,828,676	12,670,321
(Loss) income before income taxes		(7,732,154)	640,676
Income tax expense		(645)	(1,058)
Net (loss) income		(7,732,799)	639,618
Net loss attributable to non-controlling interests		(93,300)	(53,715)
Net (loss) income attributable to LGHL		(7,639,499)	693,333
Deemed dividend on the effect of the down round features		(429,000)
Deemed dividend on the effect of the warrant modification			(3,086,000)
Net loss attributable to LGHL ordinary shareholders		$ (8,068,499)	$ (2,392,667)
Class A Ordinary Shares
Loss per share for both Class A and Class B ordinary shares
Loss per basic (in Dollars per share)	[1]	$ (0.03)	$ (0.04)
Weighted average Class A ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)	[1]	229,472,828	56,479,793
Weighted average ordinary shares outstanding diluted (in Shares)	[1]	229,472,828	56,479,793
Class B Ordinary Shares
Loss per share for both Class A and Class B ordinary shares
Loss per diluted (in Dollars per share)	[1]	$ (0.03)	$ (0.04)
Weighted average Class A ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)	[1]	33,322,688	5,975,615
Weighted average ordinary shares outstanding diluted (in Shares)	[1]	33,322,688	5,975,615
ADS
Loss per share for both Class A and Class B ordinary shares
Loss per basic (in Dollars per share)	[1]	$ (1.54)	$ (1.92)
Loss per diluted (in Dollars per share)	[1]	$ (1.54)	$ (1.92)

[1]	On July 3, 2023, LGHL announced that it plans to change its American depositary share (“ADS”) to ordinary share (“Share”) ratio from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares. The change in the ADS ratio was effective on July 13, 2023. For LGHL’s ADS holders, the change in the ADS ratio had the same effect as a one-for-fifty reverse ADS split. The ADS ratio change has no impact on LGHL’s underlying Shares. Loss per ADS for the six months ended June 30, 2023 had been retrospectively adjusted accordingly.